Schedule of investments
Nomura VIP Growth Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.71%♣
Communication Services — 9.70%
Alphabet Class A	95,441	$ 27,445,014
Meta Platforms Class A	16,506	9,443,578
Netflix †	53,495	5,143,544
		42,032,136
Consumer Discretionary — 8.64%
Amazon.com †	125,454	26,128,305
Booking Holdings	1,808	7,612,259
Ferrari	11,039	3,736,149
		37,476,713
Consumer Staples — 0.68%
Coca-Cola	38,605	2,935,910
		2,935,910
Financials — 15.11%
Intercontinental Exchange	78,091	12,282,153
Mastercard Class A	26,908	13,444,851
MSCI	14,247	7,679,275
S&P Global	26,398	11,228,125
Visa Class A	69,040	20,866,650
		65,501,054
Healthcare — 9.27%
Danaher	54,124	10,261,910
Edwards Lifesciences †	96,450	7,723,716
Gilead Sciences	43,702	6,090,748
IDEXX Laboratories †	7,207	4,049,541
Intuitive Surgical †	16,441	7,579,137
Veeva Systems Class A †	25,588	4,494,788
		40,199,840
Industrials — 6.41%
Broadridge Financial Solutions	29,080	4,724,918
Equifax	18,496	3,330,575
Old Dominion Freight Line	7,099	1,387,145
Verisk Analytics	47,496	9,012,366
Waste Connections	57,498	9,339,975
		27,794,979
Information Technology — 48.33%
Advanced Micro Devices †	43,507	8,850,629
Apple	158,264	40,165,821
Autodesk †	15,791	3,780,365
Broadcom	39,918	12,355,020
Intuit	14,029	6,065,859
Microsoft	130,294	48,230,930
Motorola Solutions	14,441	6,266,961
NVIDIA	385,774	67,278,986
Synopsys †	6,959	2,759,104
Taiwan Semiconductor Manufacturing ADR	40,778	13,780,925
		209,534,600
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials — 1.52%
Vulcan Materials	24,219	$ 6,594,834
		6,594,834
Real Estate — 0.05%
CoStar Group †	5,210	210,171
		210,171
Total Common Stocks (cost $299,414,458)		432,280,237

Short-Term Investments — 0.47%
Money Market Mutual Funds — 0.47%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	507,325	507,325
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	507,325	507,325
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	507,325	507,325
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	507,326	507,326
Total Short-Term Investments (cost $2,029,301)		2,029,301

Total Value of Securities—100.18% (cost $301,443,759)		434,309,538
Liabilities Net of Receivables and Other Assets—(0.18%)		(761,894)
Net Assets Applicable to 51,998,982 Shares Outstanding—100.00%		$433,547,644
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
NQ- IV094 [0326] 0526 (5459551)    1